INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 188	$ 18
Accumulated Amortization	(9)	(2)
Total amortization expense	179	16
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	244	54
Accumulated Amortization	(9)	(2)
Net Carrying Amount	235	52
Insurance licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	56	36
Distributor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	28	6
Accumulated Amortization	0	0
Total amortization expense	28	6
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	0	0
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	24	12
Accumulated Amortization	(2)	(2)
Total amortization expense	22	10
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(2)	(2)
Unpaid claims reserve intangible asset
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	104	0
Accumulated Amortization	(5)	0
Total amortization expense	99	0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(5)	0
Software and other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32	0
Accumulated Amortization	(2)	0
Total amortization expense	30	0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (2)	$ 0